Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	Santander UK Group Holdings plc
Entity Central Index Key	0001649373
Current Fiscal Year End Date	--12-31